UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:     Lansdowne Partners Limited
        as general partner
Name:   Paul M. Ruddock
        Title:  Director
Phone:  44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock              London, England             November 13,2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $533,992

                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number      Name

1.        028-11977                 Lansdowne Macro Fund Ltd.
2.        028-11976                 Lansdowne Global Financials Fund Ltd.
3.        028-11978                 Lansdowne UK Equity Fund Ltd.
4.        028-11979                 Lansdowne European Equity Fund Ltd.
5.        028-12718                 Lansdowne Global Financials Fund L.P.

                                                   FORM 13F INFORMATION TABLE
                                                       September 30, 2008


COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                              VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    PRN CALL DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                  --------------   -----       --------  -------    --- ---- ----------  --------  ----    ------ ----
BELDEN INC                      COM              077454106    2,515        79,120 SH       DEFINED     1             79,120
BELDEN INC                      COM              077454106       28           880 SH       SOLE                         880
CENTRAL EUROPEAN DIST CORP      COM              153435102    3,269        71,985 SH       DEFINED     4             71,985
CENTRAL EUROPEAN DIST CORP      COM              153435102    1,481        32,615 SH       SOLE                      32,615
CONSOL ENERGY INC               COM              20854P109   26,156       569,978 SH       DEFINED     4            569,978
CONSOL ENERGY INC               COM              20854P109   23,797       518,558 SH       SOLE                     518,558
FIFTH THIRD BANCORP             COM              316773100   69,348     5,827,543 SH       DEFINED     2          5,827,543
FIFTH THIRD BANCORP             COM              316773100   13,738     1,154,457 SH       DEFINED     5          1,154,457
SELECT SECTOR SPDR TR           SBI INT-FINL     81369Y605    1,968        98,950 SH       DEFINED     1             98,950
SELECT SECTOR SPDR TR           SBI INT-FINL     81369Y605       21         1,050 SH       SOLE                       1,050
SELECT SECTOR SPDR TR           SBI INT-FINL     81369Y605        1            32 SH       DEFINED     2                 32
SELECT SECTOR SPDR TR           SBI INT-FINL     81369Y605        0             6 SH       DEFINED     5                  6
FREEPORT-MCMORAN COPPER & GO    COM              35671D857    5,625        98,950 SH       DEFINED     1             98,950
FREEPORT-MCMORAN COPPER & GO    COM              35671D857       60         1,050 SH       SOLE                       1,050
GENERAL CABLE CORP DEL NEW      COM              369300108    1,586        44,505 SH       DEFINED     1             44,505
GENERAL CABLE CORP DEL NEW      COM              369300108       18           495 SH       SOLE                         495
GFI GROUP INC                   COM              361652209   24,138     5,124,847 SH       DEFINED     2          5,124,847
GFI GROUP INC                   COM              361652209    4,782     1,015,349 SH       DEFINED     5          1,015,349
GLG PARTNERS INC                COM              37929X107   90,638    16,722,961 SH       DEFINED     3         16,722,961
GLG PARTNERS INC                COM              37929X107   16,880     3,114,428 SH       SOLE                   3,114,428
GOLDMAN SACHS GROUP INC         COM              38141G104   28,306       221,143 SH       DEFINED     2            221,143
GOLDMAN SACHS GROUP INC         COM              38141G104    5,614        43,857 SH       DEFINED     5             43,857
INTERCONTINENTALEXCHANGE INC    COM              45865V100   23,565       292,076 SH       DEFINED     2            292,076
INTERCONTINENTALEXCHANGE INC    COM              45865V100    4,673        57,924 SH       DEFINED     5             57,924
JPMORGAN & CHASE & CO           COM              46625H100   19,486       417,250 SH       DEFINED     2            417,250
JPMORGAN & CHASE & CO           COM              46625H100    3,864        82,750 SH       DEFINED     5             82,750
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109    1,200        21,420 SH       SOLE                      21,420
MORGAN STANLEY                  COM NEW          617446448      750        32,629 SH       DEFINED     2             32,629
MORGAN STANLEY                  COM NEW          617446448      149         6,471 SH       DEFINED     5              6,471
OCH ZIFF CAP MGMT GROUP         CL A             67551U105   30,548     2,613,159 SH       DEFINED     3          2,613,159
OCH ZIFF CAP MGMT GROUP         CL A             67551U105   20,793     1,778,663 SH       DEFINED     2          1,778,663
OCH ZIFF CAP MGMT GROUP         CL A             67551U105    7,489       640,659 SH       SOLE                     640,659
OCH ZIFF CAP MGMT GROUP         CL A             67551U105    4,119       352,354 SH       DEFINED     5            352,354
PARTNERRE LTD                   COM              G6852T105   56,536       830,314 SH       DEFINED     2            830,314
PARTNERRE LTD                   COM              G6852T105   11,201       164,504 SH       DEFINED     5            164,504
SATYAM COMPUTER SERVICES LTD    ADR              804098101      634        39,250 SH       SOLE                      39,250
SMITHFIELD FOODS INC            COM              832248108    1,236        77,807 SH       DEFINED     4             77,807
SMITHFIELD FOODS INC            COM              832248108      379        23,885 SH       SOLE                      23,885
SMITHFIELD FOODS INC            COM              832248108       27         1,708 SH       SOLE                       1,708
TEVA PHARMACEUTICAL INDS LTD    ADR              881624209    5,613       122,589 SH       DEFINED     4            122,589
TEVA PHARMACEUTICAL INDS LTD    ADR              881624209    7,345       160,411 SH       SOLE                     160,411
WACHOVIA CORP NEW               COM              929903102    9,168     2,619,339 SH       DEFINED     2          2,619,339
WACHOVIA CORP NEW               COM              929903102    1,818       519,473 SH       DEFINED     5            519,473
WASTE CONNECTIONS INC           COM              941053100    3,229        94,150 SH       DEFINED     3             94,150
WASTE CONNECTIONS INC           COM              941053100      201         5,850 SH       SOLE                       5,850

SK 02575 0005 934542